OTHER LONG-TERM LIABILITIES - Other Long-term Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER LONG-TERM LIABILITIES.
Provision for retirement indemnities (Japan & France), less current portion	€ 2,178	€ 2,241
Provision for employee termination indemnities (Korea) less current portion	169	149
Provision for Asset Retirement Obligation (Japan) less current portion	30	91
Provision for warranty costs, less current portion	18	65
Provision for guarantee given to customer, less curent portion	66	66
Conditional government advances, less current portion	436	463
Total	€ 2,897	€ 3,075